Investments, at Fair Value - Investments at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)	$ 374,603	$ 385,851	$ 524,927
Debt securities available-for-sale	81,188	76,898	78,293
Equity securities without readily determinable fair value	26,800	21,600	1,200
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Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)	0	0	0
Public equity securities and option	1,690	4,742	13,625
Debt securities available-for-sale	656	620	624
Equity securities without readily determinable fair value	0	0	0
Total investments, at fair value	2,346	5,362	14,249
Customer ExAlt Trusts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)	374,603	385,851	524,927
Public equity securities and option	5,023	8,087	56,144
Debt securities available-for-sale	80,532	76,278	77,669
Equity securities without readily determinable fair value	26,786	21,643	1,181
Total investments, at fair value	$ 486,944	$ 491,859	$ 659,921